Consolidated Statements of Stockholders’ Deficit - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balances at Dec. 31, 2019	$ 8,119	$ 710	$ 1,488	$ 22,536	$ 10,376,391	$ (10,375,208)		$ 34,036
Balances (in Shares) at Dec. 31, 2019	8,118,993	7,115,089	14,880,641	22,536,091
Sale of Series C Preferred Stock			$ 235		53,229			53,464
Sale of Series C Preferred Stock (in Shares)			234,796
Warrants issued in connection with the sale of Series C Preferred Stock					46,536			46,536
Issuance of common stock for director services				$ 616	33,489			34,105
Issuance of common stock for director services (in Shares)				616,339
Recapitalization at reverse merger - May 20, 2020	$ (8,119)	$ (710)	$ (1,723)	$ 6,197	622,205			617,850
Recapitalization at reverse merger - May 20, 2020 (in Shares)	(8,118,993)	(7,115,089)	(15,115,437)	6,197,037
Issuance of common stock for services				$ 171	9,279			9,450
Issuance of common stock for services (in Shares)				170,987
Net loss						(2,803,029)		(2,803,029)
Balances at Dec. 31, 2020				$ 29,520	11,141,129	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				29,520,454
Net loss						(654,004)		(654,004)
Balances at Mar. 31, 2021				$ 29,520	11,141,129	(13,832,241)		(2,661,592)
Balances (in Shares) at Mar. 31, 2021				29,520,454
Balances at Dec. 31, 2020				$ 29,520	11,141,129	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				29,520,454
Fair value of stock options and warrants vested					2,943,499			2,943,499
Issuance of common stock for services				$ 10	280,164			280,174
Issuance of common stock for services (in Shares)				10,485
Foreign currency translation adjustment							(3,990)	(3,990)
Net loss						(5,525,101)		(5,525,101)
Balances at Dec. 31, 2021				$ 50,217	21,537,763	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				50,217,308
Net loss						(3,575,585)		(3,575,585)
Recapitalization October 1, 2021				$ 20,687	7,172,971			7,193,658
Recapitalization October 1, 2021 (in Shares)				20,686,369
Fair value of stock options and warrants vested					235,690			235,690
Issuance of common stock for services				$ 361	129,489			129,850
Issuance of common stock for services (in Shares)				360,695
Foreign currency translation adjustment							451	451
Net loss						(2,159,938)		(2,159,938)
Balances at Mar. 31, 2022				$ 50,578	$ 21,902,942	$ (24,438,861)	$ (3,539)	$ (2,488,880)
Balances (in Shares) at Mar. 31, 2022				50,578,003